UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      December 31, 2012

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Locust Wood Capital Advisers, LLC
Address:  1540 Broadway
          Suite 1510
          New York, NY   10036

Form 13F File Number: 28-11558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul Morris
Title:    Chief Financial Officer
Phone:    (212) 354-0193

Signature, Place and Date of Signing:

     /s/     Paul Morris          New York, NY          February 8, 2013

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                1

Form 13F Information Table Entry Total:           43

Form 13F Information Table Value Total:           $358,621 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the managers filing this report.

No.  Form 13F File Number    Name

1.   28-11881                Locust Wood Capital, LP

      COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7    COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                 TITLE OF               VALUE    SHARES OR    SH/ PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
    NAME OF ISSUER                CLASS       CUSIP    X $1000   PRN AMOUNT   PRN CALL   DISCRETION   MANAGERS SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
 1  ALTERRA CAPITAL HOLDINGS LIM COM         G0229R108   5,071      179,900   SH            SOLE        NONE           5,071
 2  ALTISOURCE RESIDENTIAL CORP  CL B        02153W100   1,006       63,500   SH            SOLE        NONE           1,006
 3  APPLE INC                    COM         037833100  12,137       22,806   SH            SOLE        NONE          12,137
 4  ATLAS ENERGY LP              COM UNITS
                                 LP          04930A104     921       26,515   SH            SOLE        NONE             921
 5  ATLAS RESOURCE PARTNERS LP   COM UNT LTD 04941A101   2,809      125,000   SH            SOLE        NONE           2,809
                                 PR
 6  BERKSHIRE HATHAWAY INC DEL   CL A        084670108  11,127           83   SH            SOLE        NONE          11,127
 7  BERKSHIRE HATHAWAY INC DEL   CL B NEW    084670702  18,777      209,330   SH            SOLE        NONE          18,777
 8  DAVITA HEALTHCARE PARTNERS   COM         23918K108   5,305       48,000   SH            SOLE        NONE           5,305
    INC
 9  EASTMAN CHEM CO              COM         277432100   9,226      135,575   SH            SOLE        NONE           9,226
10  ECOLAB INC                   COM         278865100   9,361      130,200   SH            SOLE        NONE           9,361
11  ENERGY TRANSFER PARTNERS L P UNIT LTD
                                 PARTNER     29273R109     208        4,838   SH            SOLE        NONE             208
12  EXXON MOBIL CORP             COM         30231G102   2,397       27,700   SH            SOLE        NONE           2,397
13  FORD MTR CO DEL              COM PAR     345370860   1,330      102,700   SH            SOLE        NONE           1,330
                                 $0.01
14  GENERAL MTRS CO              COM         37045V100   2,223       77,100   SH            SOLE        NONE           2,223
15  GRACE W R & CO DEL NEW       COM         38388F108   8,128      120,900   SH            SOLE        NONE           8,128
16  INVESTORS BANCORP INC        COM         46146P102     407       22,900   SH            SOLE        NONE             407
17  JOHNSON & JOHNSON            COM         478160104   8,181      116,700   SH            SOLE        NONE           8,181
18  JPMORGAN CHASE & CO          COM         46625H100  13,254      301,448   SH            SOLE        NONE          13,254
19  KAPSTONE PAPER & PACKAGING
    CORP                         COM         48562P103   5,605      252,575   SH            SOLE        NONE           5,605
20  KINDER MORGAN INC DEL        COM         49456B101  28,318      801,519   SH            SOLE        NONE          28,318
21  KINDER MORGAN INC DEL        *W EXP
                                 05/25/2017  49456B119  17,620    4,661,506   SH            SOLE        NONE          17,620
22  KKR & CO L P DEL             COM UNITS   48248M102   7,806      512,550   SH            SOLE        NONE           7,806
23  LIBERTY INTERACTIVE CORP     INT COM
                                 SER A       53071M104  20,146    1,023,661   SH            SOLE        NONE          20,146
24  LIBERTY MEDIA CORPORATION    LIB CAP
                                 COM A       530322106  12,051      103,880   SH            SOLE        NONE          12,051
25  MACQUARIE INFRASTR CO LLC    MEMBERSHIP
                                 INT         55608B105   7,032      154,350   SH            SOLE        NONE           7,032
26  MARATHON PETE CORP           COM         56585A102  12,565      199,450   SH            SOLE        NONE          12,565
27  MEADWESTVACO CORP            COM         583334107   2,448       76,825   SH            SOLE        NONE           2,448
28  MONDELEZ INTL INC            CL A        609207105   9,180      360,650   SH            SOLE        NONE           9,180
29  MOTOROLA SOLUTIONS INC       COM NEW     620076307  14,784      265,525   SH            SOLE        NONE          14,784
30  MURPHY OIL CORP              COM         626717102   3,272       54,950   SH            SOLE        NONE           3,272
31  NEWCASTLE INVT CORP          COM         65105M108  15,460    1,781,050   SH            SOLE        NONE          15,460
32  OAKTREE CAP GROUP LLC        UNIT
                                 99/99/999   674001201   2,461       54,101   SH            SOLE        NONE           2,461
33  PBF ENERGY INC               CL A        69318G106   6,057      208,500   SH            SOLE        NONE           6,057
34  PFIZER INC                   COM         717081103   4,039      161,035   SH            SOLE        NONE           4,039
35  PROCTER & GAMBLE CO          COM         742718109  11,473      169,000   SH            SOLE        NONE          11,473
36  QUALCOMM INC                 COM         747525103  12,730      205,775   SH            SOLE        NONE          12,730
37  STAR GAS PARTNERS L P        UNIT LTD
                                 PARTNER     85512C105   2,270      554,950   SH            SOLE        NONE           2,270
38  TARGET CORP                  COM         87612E106   8,376      141,550   SH            SOLE        NONE           8,376
39  HOWARD HUGHS CORP            COM         44267D107  16,139      221,015   SH            SOLE        NONE          16,139
40  TRAVELERS COMPANIES INC      COM         89417E109  12,515      174,250   SH            SOLE        NONE          12,515
41  UNITED TECHNOLOGIES CORP     COM         913017109   6,764       82,475   SH            SOLE        NONE           6,764
42  WELLS FARGO & CO NEW         *W EXP
                                 10/28/2019  949746119     554       55,375   SH            SOLE        NONE             554
43  YAHOO INC                    COM         984332106   7,088      356,200   SH            SOLE        NONE           7,088


    FILING TOTALS                                      358,621   14,347,912                                          358,621